Prepaid Royalties and Deferred Costs - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Asset impairment loss	¥ 8,439,580	¥ 3,555,845	¥ 29,741,076
Royalty Agreements
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Asset impairment loss	0	0	10,400,000
Deferred cost impairment loss	¥ 0	¥ 0	¥ 2,700,000